DISAGGREGATION OF REVENUE:	12 Months Ended
Dec. 31, 2021
DISAGGREGATION OF REVENUE:
DISAGGREGATION OF REVENUE:

NOTE 4 — DISAGGREGATION OF REVENUE:

Revenue by Source

The following table presents our revenue disaggregated by source (U.S. dollars in thousands):

	Year Ended December 31
	2021	2020	2019
Sonic	$484,728	$290,128	$157,797
Aura	68,738	41,391	23,310
Total revenue	$553,466	$331,519	$181,107

NOTE 4 — DISAGGREGATION OF REVENUE (continued):

Revenue by Geographic Area

The following table presents our revenue disaggregated by geography, based on the invoice address of the customers (U.S. dollars in thousands):

	Year Ended December 31
	2021	2020	2019
United States	$199,240	$105,634	$52,079
EMEA	$134,496	90,380	74,868
APAC	$98,451	67,917	34,548
Ireland	$88,926	45,521	3,691
Israel	$15,989	12,752	10,062
Other	$16,364	9,315	5,859
Total revenue	$553,466	$331,519	$181,107

For the years ended December 31, 2021, 2020 and 2019, no individual country, other than those disclosed above, exceeded 10% of our total revenue.

For the years ended December 31, 2021, 2020 and 2019, no individual customer exceeded 10% of our total revenue.